UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     May 7, 2008

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       33

Form 13F Information Table Value Total:  434,829

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER            VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS  SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7          COLUMN 8
====================================================================================================================================
ABBOTT LABORATORIES            COMMON       002824 10 0    6066     110000     SH         SOLE             110000     0         0
AGILENT TECHNOLOGIES, INC.     COMMON       00846U 10 1   28112     942400     SH         SOLE             942400     0         0
AMERICAN INTERNATIONAL
  GROUP, INC.                  COMMON       026874 10 7    4325     100000     SH         SOLE             100000     0         0
ANALOG DEVICES, INC.           COMMON       032654 10 5   12694     430000     SH         SOLE             430000     0         0
ARBINET-THEXCHANGE, INC.       COMMON       03875P 10 0    4201    1005000     SH         SOLE            1005000     0         0
BANK OF NEW YORK
  MELLON CORP.                 COMMON       064057 10 2   34447     825475     SH         SOLE             825475     0         0
BERRY PETROLEUM COMPANY        CLASS A      085789 10 5   17434     375000     SH         SOLE             375000     0         0
BRADY CORPORATION              CLASS A      104674 10 6   29271     875600     SH         SOLE             875600     0         0
CAPITAL ONE FINANCIAL CORP.    COMMON       14040H 10 5   16735     340000     SH         SOLE             340000     0         0
CARLISLE COMPANIES INC.        COMMON       142339 10 0    5016     150000     SH         SOLE             150000     0         0
COHERENT, INC.                 COMMON       192479 10 3   23707     850000     SH         SOLE             850000     0         0
CONVERGYS CORPORATION          COMMON       212485 10 6   26066    1730800     SH         SOLE            1730800     0         0
DEVON ENERGY CORPORATION       COMMON       25179M 10 3   20866     200000     SH         SOLE             200000     0         0
DOVER CORPORATION              COMMON       260003 10 8   16712     400000     SH         SOLE             400000     0         0
ERIE INDEMNITY COMPANY         CLASS A      29530P 10 2     512      10000     SH         SOLE              10000     0         0
FLEXTRONICS INTERNATIONAL LTD  COMMON       Y2573F 10 2    5916     630000     SH         SOLE             630000     0         0
GEOMET INC.                    COMMON       37250U 20 1   12654    1900000     SH         SOLE            1900000     0         0
HERITAGE-CRYSTAL CLEAN INC.    COMMON       42726M 10 6    1174      75000     SH         SOLE              75000     0         0
INTEL CORPORATION              COMMON       458140 10 0   19062     900000     SH         SOLE             900000     0         0
MACMORAN EXPLORATION
  CORPORATION                  COMMON       582411 10 4   11239     650000     SH         SOLE             650000     0         0
MOTOROLA, INC.                 COMMON       620076 10 9    3255     350000     SH         SOLE             350000     0         0
MURPHY OIL CORPORATION         COMMON       626717 10 2   33677     410000     SH         SOLE             410000     0         0
NEXEN INC.                     COMMON       65334H 10 2    9475     320000     SH         SOLE             320000     0         0
PRECISION CASTPARTS
  CORPORATION                  COMMON       740189 10 5    7043      69000     SH         SOLE              69000     0         0
RADISYS CORPORATION            COMMON       750459 10 9   10090    1000000     SH         SOLE            1000000     0         0
ROHM AND HAAS COMPANY          COMMON       775371 10 7    8112     150000     SH         SOLE             150000     0         0
ROPER INDUSTRIES, INC.         COMMON       776696 10 6   20804     350000     SH         SOLE             350000     0         0
SONUS NETWORKS, INC.           COMMON       835916 10 7   10320    3000000     SH         SOLE            3000000     0         0
THE TRIZETTO GROUP, INC.       COMMON       896882 10 7   16189     970000     SH         SOLE             970000     0         0
VICAL INCORPORATED             COMMON       925602 10 4     598     170000     SH         SOLE             170000     0         0
WALGREEN CO.                   COMMON       931422 10 9    7618     200000     SH         SOLE             200000     0         0
WHITE MOUNTAINS INSURANCE
  GROUP LTD                    COMMON       G9618E 10 7     960       2000     SH         SOLE               2000     0         0
XEROX CORPORATION              COMMON       984121 10 3   10479     700000     SH         SOLE             700000     0         0